Loan receivables (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Loan Receivables Details
Loan receivables at amortized cost	¥ 818,114	¥ 697,074
Less: impairment loss allowance Collectively assessed	(11,684)	(9,521)
Less: impairment loss allowance Individually assessed	(15,040)	(12,212)
Expected credit loss allowance	(26,724)	(21,733)
Loan receivables, net of allowance	¥ 791,390	¥ 675,341